Supplemental guarantor financial information (Tables) - AGAT/AICDC Notes	12 Months Ended
Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Condensed consolidated balance sheet
Condensed Consolidating Balance Sheet

	December 31, 2017
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Assets
Cash and cash equivalents	$21	$222	$14	$1,227	$176	$—	$1,660
Restricted cash	—	—	—	10	354	—	364
Flight equipment held for operating leases, net	—	10,461	—	1,959	19,977	—	32,397
Maintenance rights intangible and lease premium, net	—	758	—	35	709	—	1,502
Flight equipment held for sale	—	168	—	—	463	—	631
Net investment in finance and sales-type leases	—	520	—	193	283	—	996
Prepayments on flight equipment	—	2,340	—	4	586	—	2,930
Investments including investments in subsidiaries	9,632	1,066	8,037	5,670	122	(24,405)	122
Intercompany receivables	128	14,495	80	9,989	5,281	(29,973)	—
Other assets	96	603	85	366	288	—	1,438
Total Assets	$9,877	$30,633	$8,216	$19,453	$28,239	$(54,378)	$42,040
Liabilities and Equity
Debt	$—	$17,098	$398	$24	$10,901	$—	$28,421
Intercompany payables	1,276	3,527	4,875	9,202	11,093	(29,973)	—
Other liabilities	22	1,950	—	471	2,537	—	4,980
Total liabilities	1,298	22,575	5,273	9,697	24,531	(29,973)	33,401

Total AerCap Holdings N.V. shareholders’ equity	8,579	8,058	2,943	9,684	3,721	(24,405)	8,580
Non-controlling interest	—	—	—	72	(13)	—	59
Total Equity	8,579	8,058	2,943	9,756	3,708	(24,405)	8,639
Total Liabilities and Equity	$9,877	$30,633	$8,216	$19,453	$28,239	$(54,378)	$42,040

(a)Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
Condensed Consolidating Balance Sheet

	December 31, 2016
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Assets
Cash and cash equivalents	$4	$829	$64	$931	$207	$—	$2,035
Restricted cash	—	—	—	9	320	—	329
Flight equipment held for operating leases, net	—	11,012	—	1,299	19,191	—	31,502
Maintenance rights intangible and lease premium, net	—	1,190	—	52	926	—	2,168
Flight equipment held for sale	—	28	—	—	79	—	107
Net investment in finance and sales-type leases	—	437	—	166	154	—	757
Prepayments on flight equipment	—	3,006	—	5	255	—	3,266
Investments including investments in subsidiaries	9,310	874	7,249	4,941	119	(22,374)	119
Intercompany receivables	106	12,639	1	8,405	5,947	(27,098)	—
Other assets	104	538	60	632	171	(168)	1,337
Total Assets	$9,524	$30,553	$7,374	$16,440	$27,369	$(49,640)	$41,620
Liabilities and Equity
Debt	$—	$17,316	$—	$340	$10,061	$—	$27,717
Intercompany payables	978	3,726	5,057	7,067	10,270	(27,098)	—
Other liabilities	22	2,241	11	448	2,767	(168)	5,321
Total liabilities	1,000	23,283	5,068	7,855	23,098	(27,266)	33,038

Total AerCap Holdings N.V. shareholders’ equity	8,524	7,270	2,306	8,509	4,289	(22,374)	8,524
Non-controlling interest	—	—	—	76	(18)	—	58
Total Equity	8,524	7,270	2,306	8,585	4,271	(22,374)	8,582
Total Liabilities and Equity	$9,524	$30,553	$7,374	$16,440	$27,369	$(49,640)	$41,620

(a)Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed consolidated income statement
Condensed Consolidating Income Statement

	Year Ended December 31, 2017
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Revenues and other income
Lease revenue	$—	$1,671	$—	$214	$2,829	$—	$4,714
Net gain on sale of assets	—	113	—	20	96	—	229
Other income (loss)	49	672	4	577	409	(1,617)	94
Total Revenues and other income	49	2,456	4	811	3,334	(1,617)	5,037
Expenses
Depreciation and amortization	—	630	—	87	1,010	—	1,727
Asset impairment	—	9	—	3	49	—	61
Interest expense	—	759	176	410	1,108	(1,341)	1,112
Leasing expenses	—	258	—	30	250	—	538
Transaction, integration and restructuring related expenses	—	—	—	—	15	—	15
Selling, general and administrative expenses	97	105	—	135	287	(276)	348
Total Expenses	97	1,761	176	665	2,719	(1,617)	3,801
(Loss) income before income taxes and income of investments accounted for under the equity method	(48)	695	(172)	146	615	—	1,236
Provision for income taxes	6	(87)	21	(33)	(72)	—	(165)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	9	—	9
Net (loss) income before income from subsidiaries	(42)	608	(151)	113	552	—	1,080
Income (loss) from subsidiaries	1,118	167	774	831	(901)	(1,989)	—
Net income (loss)	$1,076	$775	$623	$944	$(349)	$(1,989)	$1,080
Net income attributable to non-controlling interest	—	—	—	—	(4)	—	(4)
Net income (loss) attributable to AerCap Holdings N.V.	$1,076	$775	$623	$944	$(353)	$(1,989)	$1,076

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
Condensed Consolidating Income Statement

	Year Ended December 31, 2016
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Revenues and other income
Lease revenue	$—	$2,058	$—	$205	$2,605	$—	$4,868
Net gain on sale of assets	—	33	—	6	100	—	139
Other income (loss)	6	653	—	552	359	(1,425)	145
Total Revenues and other income	6	2,744	—	763	3,064	(1,425)	5,152
Expenses
Depreciation and amortization	—	770	—	72	949	—	1,791
Asset impairment	—	32	—	—	50	—	82
Interest expense	—	753	184	385	955	(1,185)	1,092
Leasing expenses	—	290	—	27	266	—	583
Transaction, integration and restructuring related expenses	—	—	—	—	53	—	53
Selling, general and administrative expenses	60	120	1	102	308	(240)	351
Total Expenses	60	1,965	185	586	2,581	(1,425)	3,952
(Loss) income before income taxes and income of investments accounted for under the equity method	(54)	779	(185)	177	483	—	1,200
Provision for income taxes	7	(97)	23	(36)	(70)	—	(173)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	13	—	13
Net (loss) income before income from subsidiaries	(47)	682	(162)	141	426	—	1,040
Income (loss) from subsidiaries	1,094	237	919	701	(867)	(2,084)	—
Net income (loss)	$1,047	$919	$757	$842	$(441)	$(2,084)	$1,040
Net loss attributable to non-controlling interest	—	—	—	—	7	—	7
Net income (loss) attributable to AerCap Holdings N.V.	$1,047	$919	$757	$842	$(434)	$(2,084)	$1,047

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
Condensed Consolidating Income Statement

	Year Ended December 31, 2015
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Revenues and other income
Lease revenue	$—	$2,355	$—	$134	$2,503	$—	$4,992
Net gain on sale of assets	—	168	—	13	2	—	183
Other income (loss)	9	599	14	479	319	(1,307)	113
Total Revenues and other income	9	3,122	14	626	2,824	(1,307)	5,288
Expenses
Depreciation and amortization	—	868	—	65	910	—	1,843
Asset impairment	—	3	—	—	13	—	16
Interest expense	12	780	164	359	735	(950)	1,100
Leasing expenses	—	266	—	61	195	—	522
Transaction, integration and restructuring related expenses	—	—	—	9	50	—	59
Selling, general and administrative expenses	108	112	—	257	262	(357)	382
Total Expenses	120	2,029	164	751	2,165	(1,307)	3,922
(Loss) income before income taxes and income of investments accounted for under the equity method	(111)	1,093	(150)	(125)	659	—	1,366
Provision for income taxes	28	(136)	19	38	(139)	—	(190)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	1	—	1
Net (loss) income before income from subsidiaries	(83)	957	(131)	(87)	521	—	1,177
Income (loss) from subsidiaries	1,262	104	1,060	933	(1,090)	(2,269)	—
Net income (loss)	$1,179	$1,061	$929	$846	$(569)	$(2,269)	$1,177
Net loss attributable to non-controlling interest	—	—	—	—	2	—	2
Net income (loss) attributable to AerCap Holdings N.V.	$1,179	$1,061	$929	$846	$(567)	$(2,269)	$1,179

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed consolidated statements of cash flows
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2017
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,076	$775	$623	$944	$(349)	$(1,989)	$1,080
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(1,118)	(167)	(774)	(831)	901	1,989	—
Depreciation and amortization	—	630	—	87	1,010	—	1,727
Asset impairment	—	9	—	3	49	—	61
Amortization of debt issuance costs and debt discount	—	14	5	5	41	—	65
Amortization of lease premium intangibles	—	4	—	—	10	—	14
Amortization of fair value adjustments on debt	—	(192)	—	—	(3)	—	(195)
Accretion of fair value adjustments on deposits and maintenance liabilities	—	16	—	1	14	—	31
Maintenance rights write-off	—	282	—	13	245	—	540
Maintenance liability release to income	—	(100)	—	(23)	(179)	—	(302)
Net gain on sale of assets	—	(113)	—	(20)	(96)	—	(229)
Deferred income taxes	(7)	87	(19)	35	61	—	157
Restructuring related expenses	—	—	—	—	5	—	5
Other	62	9	—	45	5	—	121
Cash flow from operating activities before changes in working capital	13	1,254	(165)	259	1,714	—	3,075
Working capital	1,143	(163)	(272)	693	(1,336)	—	65
Net cash provided by (used in) operating activities	1,156	1,091	(437)	952	378	—	3,140
Purchase of flight equipment	—	(1,685)	—	(549)	(1,723)	—	(3,957)
Proceeds from sale or disposal of assets	—	893	—	137	749	—	1,779
Prepayments on flight equipment	—	(936)	—	—	(332)	—	(1,268)
Collections of finance and sales-type leases	—	49	—	33	10	—	92
Movement in restricted cash	—	—	—	(1)	(34)	—	(35)
Other	—	(36)	—	—	(2)	—	(38)
Net cash used in investing activities	—	(1,715)	—	(380)	(1,332)	—	(3,427)
Issuance of debt	—	2,431	400	—	2,765	—	5,596
Repayment of debt	—	(2,400)	—	(317)	(1,978)	—	(4,695)
Debt issuance costs paid	—	(28)	(13)	(3)	(37)	—	(81)
Maintenance payments received	—	251	—	65	440	—	756

	Year Ended December 31, 2017
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Maintenance payments returned	—	(216)	—	(40)	(267)	—	(523)
Security deposits received	—	58	—	30	98	—	186
Security deposits returned	—	(79)	—	(11)	(98)	—	(188)
Repurchase of shares and tax withholdings on share-based compensation	(1,139)	—	—	—	—	—	(1,139)
Net cash (used in) provided by financing activities	(1,139)	17	387	(276)	923	—	(88)
Net increase (decrease) in cash and cash equivalents	17	(607)	(50)	296	(31)	—	(375)
Cash and cash equivalents at beginning of period	4	829	64	931	207	—	2,035
Cash and cash equivalents at end of period	$21	$222	$14	$1,227	$176	$—	$1,660

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2016
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,047	$919	$757	$842	$(441)	$(2,084)	$1,040
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(1,094)	(237)	(919)	(701)	867	2,084	—
Depreciation and amortization	—	770	—	72	949	—	1,791
Asset impairment	—	32	—	—	50	—	82
Amortization of debt issuance costs and debt discount	—	13	5	4	34	—	56
Amortization of lease premium intangibles	—	7	—	—	13	—	20
Amortization of fair value adjustments on debt	—	(330)	—	—	(6)	—	(336)
Accretion of fair value adjustments on deposits and maintenance liabilities	—	33	—	2	20	—	55
Maintenance rights write-off	—	395	—	22	235	—	652
Maintenance liability release to income	—	(206)	—	(19)	(196)	—	(421)
Net gain on sale of assets	—	(33)	—	(6)	(100)	—	(139)
Deferred income taxes	(7)	98	(22)	28	64	—	161
Restructuring related expenses	—	—	—	—	34	—	34
Other	63	13	—	(7)	53	—	122
Cash flow from operating activities before changes in working capital	9	1,474	(179)	237	1,576	—	3,117
Working capital	1,002	911	181	(545)	(1,285)	—	264
Net cash provided by (used in) operating activities	1,011	2,385	2	(308)	291	—	3,381
Purchase of flight equipment	—	(594)	—	(298)	(2,001)	—	(2,893)
Proceeds from sale or disposal of assets	—	998	—	158	1,211	—	2,367
Prepayments on flight equipment	—	(937)	—	(9)	(1)	—	(947)
Collections of finance and sales-type leases	—	26	—	22	26	—	74
Movement in restricted cash	—	—	—	9	81	—	90
Other	—	—	—	(22)	—	—	(22)
Net cash used in investing activities	—	(507)	—	(140)	(684)	—	(1,331)
Issuance of debt	—	1,012	35	—	2,595	—	3,642
Repayment of debt	—	(2,825)	(35)	(8)	(2,346)	—	(5,214)
Debt issuance costs paid	—	(9)	—	(2)	(24)	—	(35)
Maintenance payments received	—	292	—	39	465	—	796

	Year Ended December 31, 2016
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Maintenance payments returned	—	(234)	—	(30)	(241)	—	(505)
Security deposits received	—	57	—	25	120	—	202
Security deposits returned	—	(111)	—	(10)	(150)	—	(271)
Dividend paid to non-controlling interest holders	—	—	—	—	(11)	—	(11)
Repurchase of shares and tax withholdings on share-based compensation	(1,021)	—	—	—	—	—	(1,021)
Net cash (used in) provided by financing activities	(1,021)	(1,818)	—	14	408	—	(2,417)
Net (decrease) increase in cash and cash equivalents	(10)	60	2	(434)	15	—	(367)
Effect of exchange rate changes	—	—	—	(1)	—	—	(1)
Cash and cash equivalents at beginning of period	14	769	62	1,366	192	—	2,403
Cash and cash equivalents at end of period	$4	$829	$64	$931	$207	$—	$2,035

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2015
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,179	$1,061	$929	$846	$(569)	$(2,269)	$1,177
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(1,262)	(104)	(1,060)	(933)	1,090	2,269	—
Depreciation and amortization	—	868	—	65	910	—	1,843
Asset impairment	—	3	—	—	13	—	16
Amortization of debt issuance costs and debt discount	1	10	5	10	20	—	46
Amortization of lease premium intangibles	—	7	—	—	16	—	23
Amortization of fair value adjustments on debt	—	(435)	—	—	(8)	—	(443)
Accretion of fair value adjustments on deposits and maintenance liabilities	—	65	—	1	10	—	76
Maintenance rights write-off	—	350	—	17	262	—	629
Maintenance liability release to income	—	(141)	—	(8)	(95)	—	(244)
Net gain on sale of assets	—	(168)	—	(13)	(2)	—	(183)
Deferred income taxes	(28)	136	(19)	(38)	59	—	110
Restructuring related expenses	—	—	—	—	49	—	49
Other	64	(36)	—	34	28	—	90
Cash flow from operating activities before changes in working capital	(46)	1,616	(145)	(19)	1,783	—	3,189
Working capital	846	(587)	193	618	(899)	—	171
Net cash provided by operating activities	800	1,029	48	599	884	—	3,360
Purchase of flight equipment	—	(1,476)	—	(299)	(997)	—	(2,772)
Proceeds from sale or disposal of assets	—	1,083	—	94	391	—	1,568
Prepayments on flight equipment	—	(585)	—	—	(207)	—	(792)
Collections of finance and sales-type leases	—	17	—	12	26	—	55
Movement in restricted cash	—	—	—	(11)	309	—	298
Other	—	(73)	—	—	—	—	(73)
Net cash used in investing activities	—	(1,034)	—	(204)	(478)	—	(1,716)
Issuance of debt	300	2,500	—	—	1,114	—	3,914
Repayment of debt	(300)	(2,010)	—	(8)	(1,726)	—	(4,044)
Debt issuance costs paid	—	(17)	—	—	(32)	—	(49)
Maintenance payments received	—	306	—	24	446	—	776

	Year Ended December 31, 2015
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Maintenance payments returned	—	(244)	—	(20)	(294)	—	(558)
Security deposits received	—	97	—	25	49	—	171
Security deposits returned	—	(83)	—	(47)	(14)	—	(144)
Repurchase of shares and tax withholdings on share-based compensation	(794)	—	—	—	—	—	(794)
Net cash (used in) provided by financing activities	(794)	549	—	(26)	(457)	—	(728)
Net increase (decrease) in cash and cash equivalents	6	544	48	369	(51)	—	916
Effect of exchange rate changes	1	—	—	(9)	5	—	(3)
Cash and cash equivalents at beginning of period	7	225	14	1,006	238	—	1,490
Cash and cash equivalents at end of period	$14	$769	$62	$1,366	$192	$—	$2,403

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed consolidated statement of comprehensive income
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2017
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,076	$775	$623	$944	$(349)	$(1,989)	$1,080
Other comprehensive income:
Net change in fair value of derivatives, net of tax	—	—	—	13	2	—	15
Actuarial gain on pension obligations, net of tax	—	—	—	—	1	—	1
Total other comprehensive income	—	—	—	13	3	—	16
Comprehensive income (loss)	1,076	775	623	957	(346)	(1,989)	1,096
Comprehensive income attributable to non-controlling interest	—	—	—	—	(4)	—	(4)
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$1,076	$775	$623	$957	$(350)	$(1,989)	$1,092

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2016
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,047	$919	$757	$842	$(441)	$(2,084)	$1,040
Other comprehensive (loss) income:
Net change in fair value of derivatives, net of tax	—	—	—	—	6	—	6
Actuarial loss on pension obligations, net of tax	—	—	—	(2)	—	—	(2)
Total other comprehensive (loss) income	—	—	—	(2)	6	—	4
Comprehensive income (loss)	1,047	919	757	840	(435)	(2,084)	1,044
Comprehensive loss attributable to non-controlling interest	—	—	—	—	7	—	7
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$1,047	$919	$757	$840	$(428)	$(2,084)	$1,051

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2015
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,179	$1,061	$929	$846	$(569)	$(2,269)	$1,177
Other comprehensive income:
Net change in fair value of derivatives, net of tax	—	—	—	—	—	—	—
Actuarial loss on pension obligations, net of tax	—	—	—	—	—	—	—
Total other comprehensive income	—	—	—	—	—	—	—
Comprehensive income (loss)	1,179	1,061	929	846	(569)	(2,269)	1,177
Comprehensive loss attributable to non-controlling interest	—	—	—	—	2	—	2
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$1,179	$1,061	$929	$846	$(567)	$(2,269)	$1,179

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.